LIMITED TERM FUND
(A PORTFOLIO OF FIXED INCOME SECURITIES, INC.)
Class A Shares
Fortress Shares

SUPPLEMENT TO PROSPECTUSES DATED JANUARY 31, 1995
The following should be added as the second paragraph under the sub-section entitled "Portfolio Manager's Background" on page 22 of the prospectuses:
     "Randall S. Bauer has been the Fund's portfolio manager since October
     1995. Mr. Bauer joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since January 1994.
     Prior to this, Mr. Bauer served as an Assistant Vice President of the Fund's investment adviser. Mr. Bauer was an Assistant Vice President of the International Banking Division at Pittsburgh National Bank from
     1982 until 1989. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University."
                                                                October 25, 1995






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